FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 93.7% (a)
COMMON STOCKS - 87.1% (a)
COMMERCIAL SERVICES SECTOR - 6.1%
	Advertising/Marketing Services - 2.0%
6,200,000	WPP PLC (Jersey) (b)	$62,627,759
	Miscellaneous Commercial Services - 4.1%
1,770,000	Sodexo S.A. (France) (b)	125,200,309
CONSUMER DURABLES SECTOR - 6.3%
	Electronics/Appliances - 6.3%
7,190,000	Howden Joinery Group PLC (Britain) (b)	53,000,757
1,713,000	Sony Group Corp. (Japan) (b)	139,706,762
		192,707,519
CONSUMER NON-DURABLES SECTOR - 8.4%
	Food: Specialty/Candy - 2.4%
3,278,000	Greggs PLC (Britain) (b)	72,586,956
	Household/Personal Care - 6.0%
1,200,000	Henkel AG & Co. KGaA (Germany) (b)	73,728,692
2,425,000	Unilever PLC (Britain) (b)	110,531,042
		184,259,734
CONSUMER SERVICES SECTOR - 4.7%
	Media Conglomerates - 0.8%
2,535,000	Vivendi (France) (b)	25,869,512
	Other Consumer Services - 3.9%
68,000	Booking Holdings Inc. (United States) *	118,931,320
DISTRIBUTION SERVICES SECTOR - 11.3%
	Medical Distributors - 3.6%
1,325,000	DKSH Holding AG (Switzerland) (b)	109,635,301
	Wholesale Distributors - 7.7%
1,480,000	Ferguson PLC (Jersey) (b)	165,793,333
4,640,000	Rexel S.A. (France) (b)	71,697,584
		237,490,917
ELECTRONIC TECHNOLOGY SECTOR - 5.8%
	Aerospace & Defense - 4.0%
1,250,000	Safran S.A. (France) (b)	124,457,403
	Electronic Equipment/Instruments - 1.8%
3,340,000	Yokogawa Electric Corp. (Japan) (b)	55,254,364
FINANCE SECTOR - 10.1%
	Major Banks - 5.3%
4,473,500	DBS Group Holdings Ltd. (Singapore) (b)	95,721,318
133,700,000	Lloyds Banking Group PLC (Britain) (b)	68,789,528
		164,510,846
	Multi-Line Insurance - 2.4%
1,612,000	Arch Capital Group Ltd. (Bermuda) *	73,329,880
	Property/Casualty Insurance - 2.4%
380,000	Chubb Ltd. (Switzerland)	74,700,400
HEALTH SERVICES SECTOR - 2.2%
	Medical/Nursing Services - 2.2%
1,330,000	Fresenius Medical Care AG & Co. KGaA (Germany) (b)	66,634,756
HEALTH TECHNOLOGY SECTOR - 8.8%
	Medical Specialties - 5.3%
3,065,000	Koninklijke Philips N.V. (Netherlands) (b)	65,740,030
6,965,000	Smith & Nephew PLC (Britain) (b)	97,404,053
		163,144,083
	Pharmaceuticals: Major - 3.5%
320,000	Roche Holding AG (Switzerland) (b)	106,975,951
INDUSTRIAL SERVICES SECTOR - 1.9%
	Oilfield Services/Equipment - 1.9%
1,660,000	Schlumberger Ltd. (Curacao)	59,361,600
PROCESS INDUSTRIES SECTOR - 3.2%
	Chemicals: Specialty - 1.7%
1,415,000	NOF Corp. (Japan) (b)	52,509,806
	Industrial Specialties - 1.5%
705,000	Akzo Nobel N.V. (Netherlands) (b)	46,105,720
PRODUCER MANUFACTURING SECTOR - 7.0%
	Building Products - 1.9%
6,050,000	Sanwa Holdings Corp. (Japan) (b)	57,936,385
	Industrial Conglomerates - 3.7%
1,035,000	Jardine Matheson Holdings Ltd. (Bermuda) (b)	54,382,954
3,560,000	Smiths Group PLC (Britain) (b)	60,879,121
		115,262,075
	Industrial Machinery - 1.4%
1,877,000	Nabtesco Corp. (Japan) (b)	44,044,164
RETAIL TRADE SECTOR - 7.6%
	Discount Stores - 4.5%
30,700,000	B&M European Value Retail S.A. (Luxembourg) (b)	137,391,067
	Specialty Stores - 3.1%
13,825,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	93,788,814
TECHNOLOGY SERVICES SECTOR - 3.7%
	Packaged Software - 3.7%
1,237,000	SAP SE (Germany) (b)	112,753,599
	Total common stocks (cost $2,913,061,585)	2,677,470,240

PREFERRED STOCKS - 6.6% (a)
CONSUMER NON-DURABLES SECTOR - 2.0%
	Household/Personal Care - 2.0%
850,000	Amorepacific Corp. (South Korea) (b)	33,340,959
110,000	LG Household & Health Care Ltd. (South Korea) (b)	27,682,178
		61,023,137
ELECTRONIC TECHNOLOGY SECTOR - 4.6%
	Telecommunications Equipment - 4.6%
3,555,000	Samsung Electronics Co. Ltd. (South Korea) (b)	142,894,659
	Total preferred stocks (cost $172,252,755)	203,917,796
	Total long-term investments (cost $3,085,314,340)	2,881,388,036

Principal Amount
SHORT-TERM INVESTMENTS - 4.4% (a)
	Bank Deposit Account - 4.4%
$134,459,375	U.S. Bank N.A., 1.25% ^	134,459,375
	Total short-term investments (cost $134,459,375)	134,459,375
	Total investments - 98.1% (cost $3,219,773,715)	3,015,847,411

	Other assets, less liabilities - 1.9% (a)	59,236,331
	TOTAL NET ASSETS - 100.0%	$3,075,083,742

*	Non-income producing security.
^	The rate shown is as of June 30, 2022.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of June 30, 2022 the aggregate value of these securities was $2,555,064,836.

PLC	Public Limited Company

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2022 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2022			June 30, 2022	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
10/14/2022	State Street Bank and Trust Co.	570,000,000	British Pound	$695,469,120	716,484,870	U.S. Dollar	$716,484,870	$21,015,750
10/14/2022	The Bank of New York Mellon	635,000,000	Euro	670,824,251	687,019,200	U.S. Dollar	687,019,200	16,194,949
10/14/2022	JPMorgan Chase Bank, N.A.	680,000,000	Hong Kong Dollar	86,893,494	86,920,953	U.S. Dollar	86,920,953	27,459
10/14/2022	The Bank of New York Mellon	42,500,000,000	Japanese Yen	315,893,146	319,532,054	U.S. Dollar	319,532,054	3,638,908
10/14/2022	JPMorgan Chase Bank, N.A.	115,000,000	Singapore Dollar	82,861,357	83,668,310	U.S. Dollar	83,668,310	806,953
10/14/2022	State Street Bank and Trust Co.	265,000,000,000	South Korea Won	204,720,679	210,824,443	U.S. Dollar	210,824,443	6,103,764
10/14/2022	JPMorgan Chase Bank, N.A.	180,000,000	Swiss Franc	190,129,277	186,230,914	U.S. Dollar	186,230,914	(3,898,363)
				$2,246,791,324			$2,290,680,744	$43,889,420

FMI International Fund

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2022, based on the inputs used to value them:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments^
Assets:
Level 1 - Common Stocks	$326,323,200	$ ---
Level 1 - Bank Deposit Account	134,459,375	---
Total Level 1	460,782,575	---
Level 2 - Common Stocks	2,351,147,040	---
Level 2 - Preferred Stocks	203,917,796	---
Level 2 - Forward Currency Contracts	---	47,787,783
Total Level 2	2,555,064,836	47,787,783
Level 3 -	---	---
Total Assets	3,015,847,411	47,787,783
Liabilities:
Level 2 - Forward Currency Contracts	---	(3,898,363)
Total	$3,015,847,411	$43,889,420

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models. These models may use pricing curves based on market inputs including current exchange rates or indices. These curves are combined with volatility factors to value the overall positions. The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were seven forward currency contracts with an average quarterly value of $2,580,181,628 outstanding during the nine month period ending June 30, 2022. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.